UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (99.2%)(a)
		Shares	Value

Auto components (1.8%)

Hyundai Mobis Co., Ltd. (South Korea)		519	$150,315

			150,315
Automobiles (3.3%)

Hyundai Motor Co. (South Korea)		903	197,836

Tata Motors, Ltd. (India)		13,034	72,716

			270,552
Building products (1.2%)

KCC Corp. (South Korea)		110	50,049

LG Hausys, Ltd. (South Korea)		357	52,032

			102,081
Capital markets (—%)

BGP Holdings PLC (Malta)(F)		132,965	179

Yuanta Financial Holding Co., Ltd. (Taiwan)		1	1

			180
Chemicals (2.9%)

China BlueChemical, Ltd. (China)		90,000	49,383

LG Chemical, Ltd. (South Korea)		416	101,051

PTT Global Chemical PCL (Thailand)		40,800	88,064

			238,498
Commercial banks (11.0%)

Bangkok Bank PCL NVDR (Thailand)		17,400	90,400

Bank Mandiri (Persero) Tbk PT (Indonesia)		137,200	97,759

China Construction Bank Corp. (China)		246,000	170,785

Industrial and Commercial Bank of China, Ltd. (China)		138,000	85,497

Jammu & Kashmir Bank, Ltd. (India)		5,833	129,051

Philippine National Bank (Philippines)(NON)		52,762	98,725

United Overseas Bank, Ltd. (Singapore)		15,000	234,972

			907,189
Commercial services and supplies (0.7%)

China Everbright International, Ltd. (China)		45,000	59,352

			59,352
Computers and peripherals (1.0%)

Pegatron Corp. (Taiwan)		63,000	82,863

			82,863
Construction and engineering (2.9%)

China Railway Group, Ltd. (China)		226,000	100,428

China Singyes Solar Technologies Holdings, Ltd. (China)		68,000	77,601

Total Bangun Persada Tbk PT (Indonesia)		1,057,500	58,461

			236,490
Construction materials (0.6%)

China National Building Material Co., Ltd. (China)		50,000	48,301

			48,301
Diversified telecommunication services (1.3%)

PCCW, Ltd. (Hong Kong)		238,000	108,519

			108,519
Electric utilities (2.4%)

Power Grid Corp. of India, Ltd. (India)		28,666	43,693

Tenaga Nasional Bhd (Malaysia)		42,400	149,505

			193,198
Electronic equipment, instruments, and components (0.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)		4,353	73,435

			73,435
Energy equipment and services (3.0%)

Ezion Holdings, Ltd. (Singapore)		85,200	150,147

SPT Energy Group, Inc. (China)		138,000	94,384

			244,531
Food and staples retail (1.9%)

CP ALL PCL (Thailand)		49,400	58,738

Puregold Price Club, Inc. (Philippines)		117,900	100,158

			158,896
Gas utilities (1.0%)

China Resources Gas Group, Ltd. (China)		26,000	80,708

			80,708
Health-care providers and services (1.3%)

Sinopharm Group Co. (China)		37,200	104,933

			104,933
Hotels, restaurants, and leisure (2.9%)

Grand Korea Leisure Co., Ltd. (South Korea)		2,740	106,236

Hana Tour Service, Inc. (South Korea)		804	53,708

Home Inns & Hotels Management, Inc. ADR (China)(NON)		2,217	76,021

			235,965
Household durables (1.2%)

Coway Co., Ltd. (South Korea)		1,474	95,572

			95,572
Independent power producers and energy traders (0.6%)

China Resources Power Holdings Co., Ltd. (China)		22,000	52,196

			52,196
Industrial conglomerates (3.9%)

Hutchison Whampoa, Ltd. (Hong Kong)		18,000	223,383

Keppel Corp., Ltd. (Singapore)		12,400	101,006

			324,389
Insurance (7.0%)

AIA Group, Ltd. (Hong Kong)		46,000	211,816

Cathay Financial Holding Co., Ltd. (Taiwan)		61,387	92,493

China Pacific Insurance (Group) Co., Ltd. (China)		26,200	95,502

Hanwha Life Insurance Co., Ltd. (South Korea)		15,780	107,918

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)		4,670	65,664

			573,393
Internet and catalog retail (1.3%)

Bigfoot GmbH (acquired 8/2/13, cost $21,981) (Private) (Brazil)(F)(RES)(NON)		1	16,738

GS Home Shopping, Inc. (South Korea)		333	86,303

			103,041
Internet software and services (6.0%)

Baidu, Inc. ADR (China)(NON)		512	80,128

Naver Corp. (South Korea)		110	69,370

SINA Corp. (China)(NON)		1,031	67,211

Tencent Holdings, Ltd. (China)		4,000	280,018

			496,727
IT Services (3.1%)

HCL Technologies, Ltd. (India)		8,473	197,737

Infosys, Ltd. (India)		921	54,404

			252,141
Media (2.9%)

CJ CGV Co., Ltd. (South Korea)		2,322	105,432

Global Mediacom Tbk PT (Indonesia)		442,500	67,045

Sun TV Network, Ltd. (India)		12,151	69,914

			242,391
Multiline retail (0.8%)

Matahari Department Store Tbk PT (Indonesia)(NON)		67,500	64,266

			64,266
Oil, gas, and consumable fuels (1.6%)

CNOOC, Ltd. (China)		53,000	83,284

Coal India, Ltd. (India)		12,547	49,553

			132,837
Personal products (0.6%)

Grape King Bio, Ltd. (Taiwan)		12,000	52,084

			52,084
Real estate management and development (7.2%)

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)		1,730,500	61,227

Cathay Real Estate Development Co., Ltd. (Taiwan)		103,000	61,533

Cheung Kong Holdings, Ltd. (Hong Kong)		4,000	59,198

China Overseas Grand Oceans Group, Ltd. (China)		8,000	6,481

China Overseas Land & Investment, Ltd. (China)		32,000	86,349

Hemaraj Land and Development PCL (Thailand)		643,600	53,422

Hysan Development Co., Ltd. (Hong Kong)		13,000	51,405

Sun Hung Kai Properties, Ltd. (Hong Kong)		11,000	134,316

Wharf Holdings, Ltd. (Hong Kong)		11,000	75,092

			589,023
Semiconductors and semiconductor equipment (16.5%)

Advanced Semiconductor Engineering, Inc. (Taiwan)		127,000	117,579

Canadian Solar, Inc. (Canada)(NON)		900	35,217

Hermes Microvision, Inc. (Taiwan)		1,567	46,445

Inotera Memories, Inc. (Taiwan)(NON)		81,000	63,094

Radiant Opto-Electronics Corp. (Taiwan)		23,630	102,951

Samsung Electronics Co., Ltd. (South Korea)		512	612,289

SK Hynix, Inc. (South Korea)(NON)		2,490	88,052

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		83,000	287,648

			1,353,275
Specialty retail (1.4%)

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)		118,000	72,042

Kolao Holdings (South Korea)		2,230	46,773

			118,815
Textiles, apparel, and luxury goods (0.8%)

Prada SpA (Italy)		8,800	64,551

			64,551
Thrifts and mortgage finance (2.5%)

Housing Development Finance Corp., Ltd. (HDFC) (India)		15,721	202,851

			202,851
Water utilities (0.8%)

Hyflux, Ltd. (Singapore)		71,000	63,951

			63,951
Wireless telecommunication services (0.9%)

StarHub, Ltd. (Singapore)		22,000	73,577

			73,577

Total common stocks (cost $7,541,193)			$8,151,086

INVESTMENT COMPANIES (1.9%)(a)
		Shares	Value

iShares MSCI Taiwan ETF (Taiwan)		5,547	$75,273

Market Vectors Vietnam ETF (Vietnam)		3,756	79,139

Total investment companies (cost $152,458)			$154,412

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets Index (Put)	May-14/$38.00	$13,563	$25,566

Total purchased options outstanding (cost $20,073)			$25,566

SHORT-TERM INVESTMENTS (2.2%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		183,860	$183,860

Total short-term investments (cost $183,860)			$183,860

TOTAL INVESTMENTS

Total investments (cost $7,897,584)(b)			$8,514,924

WRITTEN OPTIONS OUTSTANDING at 1/31/14 (premiums $10,850) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets Index (Put)	May-14/$35.00	$13,563	$12,675

Total			$12,675

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,216,571.
(b)	The aggregate identified cost on a tax basis is $7,907,405, resulting in gross unrealized appreciation and depreciation of $1,073,558 and $466,039, respectively, or net unrealized appreciation of $607,519.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $16,738 or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$310,884	$3,034,139	$3,161,163	$114	$183,860
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	At the close of the reporting period, the fund maintained liquid assets totaling $88,486 to cover the settlement of certain securities.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	South Korea	23.4%
	China	21.7
	Taiwan	11.5
	Hong Kong	10.1
	India	9.6
	Singapore	7.3
	Indonesia	4.1
	Thailand	3.4
	United States	2.5
	Philippines	2.3
	Malaysia	1.8
	Vietnam	0.9
	Italy	0.8
	Other	0.6

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$1,328,730	$—	$16,738
Consumer staples	210,980	—	—
Energy	377,368	—	—
Financials	2,272,457	—	179
Health care	104,933	—	—
Industrials	722,312	—	—
Information technology	2,258,441	—	—
Materials	286,799	—	—
Telecommunication services	182,096	—	—
Utilities	390,053	—	—
Total common stocks	8,134,169	—	16,917
Investment companies	154,412	—	—
Purchased options outstanding	—	25,566	—
Short-term investments	183,860	—	—

Totals by level	$8,472,441	$25,566	$16,917

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(12,675)	$—

Totals by level	$—	$(12,675)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$25,566	$12,675

Total	$25,566	$12,675

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$9,000
Written equity option contracts (contract amount)		$9,000

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities
		UBS AG	Total

	Assets:
	Purchased options#	25,566	25,566

	Total Assets	$25,566	$25,566
	Liabilities:
	Written options#	12,675	12,675

	Total Liabilities	$12,675	$12,675

	Total Financial and Derivative Net Assets	$12,891	$12,891
	Total collateral received (pledged)##†	$—	$—
	Net amount	$12,891	$12,891

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014